Expense Example - Amplify HACK Cybersecurity Covered Call ETF - Amplify HACK Cybersecurity Covered Call ETF	Jan. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208